Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2025
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Employer contributions	29	30	28	30
Member contributions	6	7	6	7

Schedule of expenses recognised

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Current service cost	23	27	26	23	26
Net interest cost on net benefit liability	(9)	(11)	(14)	(10)	(10)
Total defined benefit expense	14	16	12	13	16

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Benefit obligation as at end of year	2,282	2,218	2,238	2,169
Fair value of plan assets as at end of year	2,525	2,424	2,481	2,380
Net surplus/(deficit)	243	206	243	211
Defined benefit surplus included in other assets	247	215	247	215
Defined benefit deficit included in other liabilities	(4)	(9)	(4)	(4)
Net surplus/(deficit)	243	206	243	211

Schedule of defined benefit plan significant assumptions

	2025		2024
Consolidated and Parent Entity	Australian funds	Overseas funds	Australian funds	Overseas funds
Discount rate	5.4%	4.2%-5.7%	5.6%	4.3%-5.0%
Salary increases	3.4%	3.0%-4.0%	3.5%	3.0%-3.9%
Inflation rate (pensioners received inflationary increase)	2.4%	2.0%-3.1%	2.5%	2.0%-3.2%
Life expectancy of a 60-year-old male	32.1	27.7-27.9	31.9	27.6-27.8
Life expectancy of a 60-year-old female	34.6	29.5-29.8	34.5	29.6

Summary of sensitivity analysis of essential assumptions

	Increase in obligation

$m	2025	2024
0.5% decrease in discount rate	136	136
0.5% increase in annual salary increases	2	3
0.5% increase in inflation rate (pensioners receive inflationary increase)	133	131
1 year increase in life expectancy	48	46

Schedule of asset allocation

	2025		2024
	Australian		Australian
%	funds	Overseas funds	funds	Overseas funds
Cash	5%	4%	5%	3%
Equity instruments	44%	9%	43%	9%
Debt instruments	26%	5%	26%	5%
Property	8%	1%	8%	2%
Other assets	17%	81%	18%	81%
Total	100%	100%	100%	100%